Financial Instruments (Details) - Schedule of Financial Assets (Liabilities) Measured at Fair Value - USD ($)	Sep. 30, 2023	Dec. 31, 2022	Sep. 30, 2022
Level 1 [Member]
Financial Instruments (Details) - Schedule of Financial Assets (Liabilities) Measured at Fair Value [Line Items]
Derivatives instruments
Contingent consideration
Level 2 [Member]
Financial Instruments (Details) - Schedule of Financial Assets (Liabilities) Measured at Fair Value [Line Items]
Derivatives instruments	(98)	(92)	(180)
Contingent consideration
Level 3 [Member]
Financial Instruments (Details) - Schedule of Financial Assets (Liabilities) Measured at Fair Value [Line Items]
Derivatives instruments
Contingent consideration	$ (22,326)	$ (23,534)	$ (23,705)